Income Taxes Income Tax Holiday (Details) (Holiday tax incentives in India [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Holiday tax incentives in India [Member]
Income Tax Holiday [Line Items]
Last year of tax holiday expiration	2011
Additional year of tax holiday extension	2026
Reduction in tax expense due to tax holiday incentives	$ 3	$ 1	$ 13
Reduction in tax expense due to tax holiday incentives per share (in dollars per share)	$ 0.02	$ 0.01	$ 0.08